Schedule of property, plant and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Jan. 01, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	$ 451,742	$ 550,594	$ 550,594	$ 3,470,590
January 1	550,594	3,470,590
Additions	44,224	154,594
Depreciation expenses	(135,686)	(250,228)
Exchange adjustment	(7,390)	(1,735)
property, plant and equipments	451,742	550,594
Effects from disposal of investments		(2,822,627)
Reclassifications
Machinery and Equipments [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	419,765	501,480	501,480	1,582,343
January 1	501,480	1,582,343
Additions	30,115	148,812
Depreciation expenses	(106,875)	(117,805)
Exchange adjustment	(4,955)	(650)
property, plant and equipments	419,765	501,480
Effects from disposal of investments		(1,453,049)
Reclassifications		341,829
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	18,330	41,843	41,843	250,752
January 1	41,843	250,752
Additions
Depreciation expenses	(21,470)	(34,701)
Exchange adjustment	(2,043)	(875)
property, plant and equipments	18,330	41,843
Effects from disposal of investments		(173,333)
Reclassifications
Molding Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	9,621			1,256,706
January 1		1,256,706
Additions	14,109
Depreciation expenses	(4,454)	(82,503)
Exchange adjustment	(34)	(6)
property, plant and equipments	9,621
Effects from disposal of investments		(1,174,197)
Reclassifications
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	4,026	7,271	7,271	38,960
January 1	7,271	38,960
Additions		5,782
Depreciation expenses	(2,887)	(15,219)
Exchange adjustment	(358)	(204)
property, plant and equipments	4,026	7,271
Effects from disposal of investments		(22,048)
Reclassifications
In-Progress and to be Inspected [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net				341,829
January 1		341,829
Additions
Depreciation expenses
Exchange adjustment
property, plant and equipments
Effects from disposal of investments
Reclassifications		(341,829)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	1,474,944	1,491,910	1,491,910	7,418,685
Gross carrying amount [member] | Machinery and Equipments [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	1,079,282	1,089,957	1,089,957	3,660,055
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	256,803	270,497	270,497	496,298
Gross carrying amount [member] | Molding Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	39,666	26,971	26,971	2,634,910
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	99,193	104,485	104,485	285,593
Gross carrying amount [member] | In-Progress and to be Inspected [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net				341,829
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(1,023,202)	(941,316)	(941,316)	(3,948,095)
Accumulated depreciation, amortisation and impairment [member] | Machinery and Equipments [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(659,517)	(588,477)	(588,477)	(2,077,712)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(238,473)	(228,654)	(228,654)	(245,546)
Accumulated depreciation, amortisation and impairment [member] | Molding Equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	(30,045)	(26,971)	(26,971)	(1,378,204)
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net	$ (95,167)	(97,214)	$ (97,214)	(246,633)
Accumulated depreciation, amortisation and impairment [member] | In-Progress and to be Inspected [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, net